Revenue - Additional Information (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2019 USD ($) Segment	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Apr. 01, 2018 USD ($)
Revenue [Line Items]
Number of reportable segments | Segment									3
Revenue	$ 120,177	$ 124,815	$ 103,609	$ 137,410	$ 157,806	$ 172,477	$ 152,917	$ 192,056	$ 486,011	$ 675,256	$ 447,616
Description of significant payment terms in contracts with customers									one year or less
Customer Loyalty Programs and Advance Received from GDS Provider [Member]
Revenue [Line Items]
Revenue									$ 1,226
Deferred income reclassified as contract liabilities	6,804								6,804			$ 1,353
Advance Consideration Received for Future Bookings [Member]
Revenue [Line Items]
Advance from customers reclassified as contract liabilities	$ 63,531								63,531			$ 57,816
Revenue									53,972
Refund paid to customers									$ 3,844